FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Interest-bearing Loans and Borrowings (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 THB (฿)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 THB (฿)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Amount	$ 4,543	$ 4,589	$ 53,737	$ 6,000	฿ 309,488	$ 57,731	¥ 30,100	$ 6,000	฿ 312,602
Trust receipt				$ 4,193	฿ 1,151,234	$ 4,994			฿ 1,133,838
Australia dollars (AUD)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%
Interest-bearing loans and borrowings, Maturity	Nov. 2024	Mar. 2044
Interest-bearing loans and borrowings, Amount			$ 3,104			$ 3,113
Renminbi (RMB)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Maturity		Jul. 2023
Interest-bearing loans and borrowings, Amount			$ 0			$ 4,321
Renminbi (RMB) | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate		4.50%				4.50%	4.50%	4.50%	4.50%
Renminbi (RMB) | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate		4.90%				4.90%	4.90%	4.90%	4.90%
Singapore dollar (SGD)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	5.11%	5.42%	5.11%	5.11%	5.11%	5.42%	5.42%	5.42%	5.42%
Interest-bearing loans and borrowings, Maturity	Dec. 2024	Dec. 2023
Interest-bearing loans and borrowings, Amount			$ 4,551			$ 4,470
Trust receipt, Maturity	Apr. 2024	Apr. 2023
Trust receipt			$ 3,180			$ 3,721
Singapore dollar (SGD) | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	5.46%	5.04%	5.46%	5.46%	5.46%	5.04%	5.04%	5.04%	5.04%
Singapore dollar (SGD) | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	5.61%	5.81%	5.61%	5.61%	5.61%	5.81%	5.81%	5.81%	5.81%
Thai Baht (THB)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	7.27%	2.23%	7.27%	7.27%	7.27%	2.23%	2.23%	2.23%	2.23%
Interest-bearing loans and borrowings, Maturity	Feb. 2024	Feb. 2024
Interest-bearing loans and borrowings, Amount			$ 9,090			$ 9,100
Trust receipt, Maturity	May 2024	Jun. 2023
Trust receipt			$ 33,812			$ 33,006
Thai Baht (THB) | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	2.75%	1.60%	2.75%	2.75%	2.75%	1.60%	1.60%	1.60%	1.60%
Thai Baht (THB) | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.70%	2.20%	4.70%	4.70%	4.70%	2.20%	2.20%	2.20%	2.20%